Sanctions	12 Months Ended
Dec. 31, 2020
SANCTIONS
Sanctions

38.  SANCTIONS.

The following Group companies have received sanctions from administrative authorities:

1.	Enel Generación Chile S.A.

As of December 31, 2020, the request for reconsideration of the sanction proceedings initiated by the Bío Bío Regional Health Ministry, by Act 180566, which imposed a fine in the amount of 500 UTM (ThCh$25,515), for alleged breaches by Enel Generación Chile S.A. of obligations and regulations related to waste disposal regulations in the Cantarrana landfill is pending.

As of December 31, 2020, the Valparaíso Regional Health Ministry initiated sanction proceedings with respect to inspection report No. 1705213, for alleged breaches of obligations and regulations related to the Noise Exposure Protocols and other health surveillance regulations at the Quintero plant. The amount of this fine is 500 UTM (ThCh$25,515).

As of December 31, 2020, the Tarapacá Regional Health Ministry initiated sanction proceedings under inspection report No. 000766, in the amount of 500 UTM (ThCh$25,515), for the alleged breach by Celta in the use of lime in the Tarapacá Thermal Power Station, which is pending resolution.

As of December 31, 2020, the Coquimbo Regional Health Ministry initiated sanction proceedings under inspection report No. 10066, dated June 21, 2016, in the amount of 500 UTM (ThCh$25,515) for the alleged violation committed by Gasatacama, currently Enel Generación Chile, for keeping waste in an unauthorized area, which is pending resolution.

As of December 31, 2020, the Regional Health Ministry of the Metropolitan Region initiated sanction proceedings under Exempt Resolution No. 20131261, in the amount of 50 UTM (ThCh$2,551), for the alleged violation of health regulations due to COVID-19, which is pending resolution.

2.	Enel Distribución Chile S.A.

By means of Exempt Resolution No. 13,630 dated May 23, 2016, the Superintendency of Electricity and Fuels imposed on Enel Distribution Chile S.A. a fine equivalent to 2,000 UTM (ThCh$102,058) for Enel Distribución Chile S.A.’s failure to fulfill its obligation to maintain its electrical installations in good condition to meet quality requirements and supply continuity, with regard to the fire that affected the San Joaquin substation on May 19, 2015. Enel Distribución Chile S.A. has filed a request for reconsideration against this fine, which is pending of resolution.

By means of Exempt Resolution No. 32,918 dated July 14, 2020, the Superintendency of Electricity and Fuels imposed a fine on Enel Distribución Chile S.A. of 10,000 UTM (ThCh$510,290), alleging that on March 7, 2019 it failed to comply with its duty to maintain the electric service by disconnecting the 12 KVN1 bus and the transfer busbar in Substation Brasil, due to the failure of the electric arc caused by a closing maneuver and subsequent opening of a connector under load, by field personnel, during the performance of works in the substation. Enel Distribución Chile S.A. filed a request for reconsideration against this fine, which is pending resolution.

By means of Exempt Resolution No. 33,196 dated August 25, 2020, the Superintendency of Electricity and Fuels imposed a fine on Enel Distribución Chile S.A. of 22,000 UTM (ThCh$1,122,638), alleging that it did not comply with Article 4-2 on technical quality standards for distribution services, which is evidenced by the information provided by Enel Distribución Chile S.A. in the proceeding referred to as "2018 Outages", which indicates that it has exceeded the maximum SAIDI limit, established in the current standards in at least 4 municipalities. Enel Distribución Chile S.A. filed a request for reconsideration against this fine, which is pending resolution.

In relation to the sanctions described above, the Group has established provisions for ThCh$1,839,490 as of December 31, 2020 (see Note 25). There are other sanctions that also have associated provisions but they are not described in this note since they individually represent smaller amounts. Management believes that the provisions recorded adequately cover the risks due to penalties. Therefore, they do not expect additional liabilities to arise from other than those already registered.